Other non-current liabilities	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
24. Other non-current liabilities

Other non-current liabilities include deferred income and customer contributions which will not be recognised as income until after 31 March 2024. It also includes contingent consideration and other payables that are not due until after that date.

Other non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost, with the exception of contingent consideration, which is subsequently measured at fair value.

	2023	2022
	£m	£m
Deferred income	84	41
Customer contributions[1]	421	421
Contingent consideration	—	7
Other payables²	416	336
	921	805
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within other payables are payments due in respect of the IFA1 interconnector in accordance with the Use of Revenue regime constructed by Ofgem.
There is no material difference between the fair value and the carrying value of other payables.